UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

AB BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2015

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Retirement Strategies

2000 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
Funds and Investment Trusts - 100.2%*
AB Pooling Portfolio - Bond Inflation Protection Portfolio	111,588	$1,128,150
AB Pooling Portfolio - Global Core Bond Portfolio	159,557	1,688,117
AB Pooling Portfolio - High-Yield Portfolio	921	9,727
AB Pooling Portfolio - International Growth Portfolio	25,274	229,233
AB Pooling Portfolio - International Value Portfolio	28,857	232,008
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	65,199	507,901
AB Pooling Portfolio - Short Duration Bond Portfolio	215,210	2,033,738
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	4,515	57,390
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	4,057	57,603
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	17,373	307,853
AB Pooling Portfolio - U.S. Value Portfolio	22,505	304,264
AB Pooling Portfolio - Volatility Management Portfolio	76,654	962,777

Total Investments - 100.2% (cost $6,599,918)(a)		7,518,761
Other assets less liabilities - (0.2)%		(18,686)

Net Assets - 100.0%		$7,500,075

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $918,843 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $918,843.

AB Retirement Strategies

2000 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$7,518,761	$	– 0	–	$	– 0	–	$7,518,761

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2005 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 101.1%
Funds and Investment Trusts - 101.1%*
AB Pooling Portfolio - Bond Inflation Protection Portfolio	160,643	$1,624,102
AB Pooling Portfolio - Global Core Bond Portfolio	199,224	2,107,791
AB Pooling Portfolio - High-Yield Portfolio	26,750	282,477
AB Pooling Portfolio - International Growth Portfolio	48,846	443,031
AB Pooling Portfolio - International Value Portfolio	55,454	445,852
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	94,580	736,776
AB Pooling Portfolio - Short Duration Bond Portfolio	201,234	1,901,658
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	9,025	114,712
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	8,086	114,816
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	32,847	582,054
AB Pooling Portfolio - U.S. Value Portfolio	42,764	578,176
AB Pooling Portfolio - Volatility Management Portfolio	152,217	1,911,849

Total Investments - 101.1% (cost $8,787,012)(a)		10,843,294
Other assets less liabilities - (1.1)%		(116,642)

Net Assets - 100.0%		$10,726,652

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,056,282 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $2,056,282.

AB Retirement Strategies

2005 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$10,843,294	$	– 0	–	$	– 0	–	$10,843,294

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2010 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Pooling Portfolio - Bond Inflation Protection Portfolio	798,740	$8,075,265
AB Pooling Portfolio - Global Core Bond Portfolio	812,315	8,594,289
AB Pooling Portfolio - High-Yield Portfolio	260,117	2,746,836
AB Pooling Portfolio - International Growth Portfolio	318,567	2,889,407
AB Pooling Portfolio - International Value Portfolio	362,211	2,912,175
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	571,152	4,449,270
AB Pooling Portfolio - Short Duration Bond Portfolio	488,388	4,615,262
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	64,581	820,822
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	57,719	819,615
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	199,910	3,542,396
AB Pooling Portfolio - U.S. Value Portfolio	260,453	3,521,330
AB Pooling Portfolio - Volatility Management Portfolio	857,109	10,765,293

Total Investments - 100.1% (cost $42,552,199)(a)		53,751,960
Other assets less liabilities - (0.1)%		(69,316)

Net Assets - 100.0%		$53,682,644

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,210,822 and gross unrealized depreciation of investments was $(11,061), resulting in net unrealized appreciation of $11,199,761.

AB Retirement Strategies

2010 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$53,751,960	$	– 0	–	$	– 0	–	$53,751,960

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2015 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.6%
Funds and Investment Trusts - 100.6%*
AB Pooling Portfolio - Bond Inflation Protection Portfolio	1,593,507	$16,110,357
AB Pooling Portfolio - Global Core Bond Portfolio	1,543,147	16,326,500
AB Pooling Portfolio - High-Yield Portfolio	769,449	8,125,379
AB Pooling Portfolio - International Growth Portfolio	917,527	8,321,972
AB Pooling Portfolio - International Value Portfolio	1,052,427	8,461,515
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	1,441,363	11,228,215
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	192,127	2,441,939
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	171,239	2,431,592
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	574,581	10,181,570
AB Pooling Portfolio - U.S. Value Portfolio	741,776	10,028,811
AB Pooling Portfolio - Volatility Management Portfolio	1,879,731	23,609,417

Total Investments - 100.6% (cost $87,713,033)(a)		117,267,267
Other assets less liabilities - (0.6)%		(753,042)

Net Assets - 100.0%		$116,514,225

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,554,234 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $29,554,234.

AB Retirement Strategies

2015 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$117,267,267	$	– 0	–	$	– 0	–	$117,267,267

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2020 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.4%
Funds and Investment Trusts - 100.4%*
AB Pooling Portfolio - Bond Inflation Protection Portfolio	1,607,153	$16,248,318
AB Pooling Portfolio - Global Core Bond Portfolio	2,098,549	22,202,644
AB Pooling Portfolio - High-Yield Portfolio	1,234,933	13,040,894
AB Pooling Portfolio - International Growth Portfolio	1,768,886	16,043,794
AB Pooling Portfolio - International Value Portfolio	2,019,112	16,233,660
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	2,294,013	17,870,358
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	419,222	5,328,318
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	374,883	5,323,342
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	1,051,191	18,627,102
AB Pooling Portfolio - U.S. Value Portfolio	1,362,810	18,425,195
AB Pooling Portfolio - Volatility Management Portfolio	2,993,250	37,595,219

Total Investments - 100.4% (cost $139,662,451)(a)		186,938,844
Other assets less liabilities - (0.4)%		(774,441)

Net Assets - 100.0%		$186,164,403

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,276,393 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $47,276,393.

AB Retirement Strategies

2020 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$186,938,844	$	– 0	–	$	– 0	–	$186,938,844

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2025 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
Funds and Investment Trusts - 100.2%*
AB Pooling Portfolio - Bond Inflation Protection Portfolio	717,136	$7,250,245
AB Pooling Portfolio - Global Core Bond Portfolio	1,794,623	18,987,114
AB Pooling Portfolio - High-Yield Portfolio	1,268,806	13,398,593
AB Pooling Portfolio - International Growth Portfolio	2,077,289	18,841,012
AB Pooling Portfolio - International Value Portfolio	2,372,270	19,073,053
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	2,352,401	18,325,203
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	537,687	6,833,996
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	479,462	6,808,365
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	1,242,386	22,015,068
AB Pooling Portfolio - U.S. Value Portfolio	1,604,409	21,691,612
AB Pooling Portfolio - Volatility Management Portfolio	3,045,038	38,245,672

Total Investments - 100.2% (cost $141,160,943)(a)		191,469,933
Other assets less liabilities - (0.2)%		(438,856)

Net Assets - 100.0%		$191,031,077

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,535,764 and gross unrealized depreciation of investments was $(226,774), resulting in net unrealized appreciation of $50,308,990.

AB Retirement Strategies

2025 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$191,469,933	$	– 0	–	$	– 0	–	$191,469,933

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2030 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Pooling Portfolio - Global Core Bond Portfolio	1,032,308	$10,921,813
AB Pooling Portfolio - High-Yield Portfolio	1,029,267	10,869,065
AB Pooling Portfolio - International Growth Portfolio	2,104,071	19,083,929
AB Pooling Portfolio - International Value Portfolio	2,399,574	19,292,572
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	1,647,775	12,836,169
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	537,097	6,826,499
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	481,218	6,833,293
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	1,251,593	22,178,230
AB Pooling Portfolio - U.S. Value Portfolio	1,627,202	21,999,765
AB Pooling Portfolio - Volatility Management Portfolio	2,179,541	27,375,040

Total Investments - 100.1% (cost $111,485,868)(a)		158,216,375
Other assets less liabilities - (0.1)%		(145,794)

Net Assets - 100.0%		$158,070,581

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,730,507 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $46,730,507.

AB Retirement Strategies

2030 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$158,216,375	$	– 0	–	$	– 0	–	$158,216,375

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2035 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.7%
Funds and Investment Trusts - 100.7%*
AB Pooling Portfolio - Global Core Bond Portfolio	604,638	$6,397,071
AB Pooling Portfolio - High-Yield Portfolio	571,390	6,033,876
AB Pooling Portfolio - International Growth Portfolio	2,024,689	18,363,928
AB Pooling Portfolio - International Value Portfolio	2,303,896	18,523,326
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	1,089,327	8,485,858
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	525,781	6,682,672
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	471,071	6,689,216
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	1,214,889	21,527,827
AB Pooling Portfolio - U.S. Value Portfolio	1,574,080	21,281,564
AB Pooling Portfolio - Volatility Management Portfolio	1,295,424	16,270,527

Total Investments - 100.7% (cost $91,272,496)(a)		130,255,865
Other assets less liabilities - (0.7)%		(929,940)

Net Assets - 100.0%		$129,325,925

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,983,369 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $38,983,369.

AB Retirement Strategies

2035 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$130,255,865	$	– 0	–	$	– 0	–	$130,255,865

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2040 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.3%
Funds and Investment Trusts - 100.3%*
AB Pooling Portfolio - Global Core Bond Portfolio	534,569	$5,655,745
AB Pooling Portfolio - International Growth Portfolio	1,988,418	18,034,949
AB Pooling Portfolio - International Value Portfolio	2,268,894	18,241,908
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	693,309	5,400,873
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	512,667	6,515,993
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	458,576	6,511,785
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	1,175,304	20,826,389
AB Pooling Portfolio - U.S. Value Portfolio	1,524,838	20,615,816
AB Pooling Portfolio - Volatility Management Portfolio	880,061	11,053,563

Total Investments - 100.3% (cost $76,679,409)(a)		112,857,021
Other assets less liabilities - (0.3)%		(315,590)

Net Assets - 100.0%		$112,541,431

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,177,612 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $36,177,612.

AB Retirement Strategies

2040 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$112,857,021	$	– 0	–	$	– 0	–	$112,857,021

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2045 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
Funds and Investment Trusts - 100.2%*
AB Pooling Portfolios - Global Core Bond Portfolio	419,957	$4,443,149
AB Pooling Portfolios - International Growth Portfolio	1,655,210	15,012,756
AB Pooling Portfolios - International Value Portfolio	1,882,942	15,138,851
AB Pooling Portfolios - Multi-Asset Real Return Portfolio	546,944	4,260,691
AB Pooling Portfolios - Small-Mid Cap Growth Portfolio	418,644	5,320,971
AB Pooling Portfolios - Small-Mid Cap Value Portfolio	374,366	5,316,002
AB Pooling Portfolios - U.S. Large Cap Growth Portfolio	980,082	17,367,056
AB Pooling Portfolios - U.S. Value Portfolio	1,275,402	17,243,428
AB Pooling Portfolios - Volatility Management Portfolio	334,907	4,206,433

Total Investments - 100.2% (cost $60,804,147)(a)		88,309,337
Other assets less liabilities - (0.2)%		(138,387)

Net Assets - 100.0%		$88,170,950

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,505,190 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $27,505,190.

AB Retirement Strategies

2045 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$88,309,337	$	– 0	–	$	– 0	–	$88,309,337

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2050 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.4%
Funds and Investment Trusts - 100.4%*
AB Pooling Portfolios - Global Core Bond Portfolio	105,914	$1,120,573
AB Pooling Portfolios - International Growth Portfolio	441,040	4,000,230
AB Pooling Portfolios - International Value Portfolio	501,725	4,033,865
AB Pooling Portfolios - Multi-Asset Real Return Portfolio	137,935	1,074,515
AB Pooling Portfolios - Small-Mid Cap Growth Portfolio	114,074	1,449,881
AB Pooling Portfolios - Small-Mid Cap Value Portfolio	102,346	1,453,320
AB Pooling Portfolios - U.S. Large Cap Growth Portfolio	259,389	4,596,379
AB Pooling Portfolios - U.S. Value Portfolio	337,725	4,566,036

Total Investments - 100.4% (cost $16,437,700)(a)		22,294,799
Other assets less liabilities - (0.4)%		(85,531)

Net Assets - 100.0%		$22,209,268

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,857,099 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $5,857,099.

AB Retirement Strategies

2050 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$22,294,799	$	– 0	–	$	– 0	–	$22,294,799

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2055 Retirement Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES – 100.2%
Funds and Investment Trusts – 100.2%*
AB Pooling Portfolios - Global Core Bond Portfolio	56,441	$597,141
AB Pooling Portfolios - International Growth Portfolio	234,863	2,130,212
AB Pooling Portfolios - International Value Portfolio	266,954	2,146,310
AB Pooling Portfolios - Multi-Asset Real Return Portfolio	73,519	572,710
AB Pooling Portfolios - Small-Mid Cap Growth Portfolio	60,711	771,635
AB Pooling Portfolios - Small-Mid Cap Value Portfolio	54,313	771,250
AB Pooling Portfolios - U.S. Large Cap Growth Portfolio	138,198	2,448,873
AB Pooling Portfolios - U.S. Value Portfolio	179,843	2,431,479

Total Investments – 100.2% (cost $10,031,686)(a)		11,869,610
Other assets less liabilities – (0.2)%		(20,447)

Net Assets – 100.0%		$11,849,163

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,858,743 and gross unrealized depreciation of investments was $(20,819), resulting in net unrealized appreciation of $1,837,924.

AB Retirement Strategies

2055 Retirement Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$11,869,610	$	– 0	–	$	– 0	–	$11,869,610

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Blended Style Series, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2015